                         AIM HIGH INCOME MUNICIPAL FUND
                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND

                   (SERIES PORTFOLIOS OF AIM TAX-EXEMPT FUNDS)


                        Supplement dated July 29, 2005 to
           the Statement of Additional Information dated July 29, 2005


For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.



Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY I FUNDS" in the Statement of Additional
Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund                    AIM Global Growth Fund
AIM Aggressive Growth Fund                            AIM Global Health Care Fund
AIM Asia Pacific Growth Fund                          AIM Global Real Estate Fund
AIM Basic Balanced Fund                               AIM Global Value Fund
AIM Basic Value Fund                                  AIM Gold & Precious Metals Fund
AIM Blue Chip Fund                                    AIM Growth Allocation Fund
AIM Capital Development Fund                          AIM International Core Equity Fund
AIM Charter Fund                                      AIM International Growth Fund
AIM Conservative Allocation Fund                      AIM International Small Company Fund
AIM Constellation Fund                                AIM Large Cap Basic Value Fund
AIM Developing Markets Fund                           AIM Large Cap Growth Fund
AIM Diversified Dividend Fund                         AIM Leisure Fund
AIM Dynamics Fund                                     AIM Mid Cap Basic Value Fund
AIM Energy Fund                                       AIM Mid Cap Core Equity Fund
AIM European Growth Fund                              AIM Mid Cap Growth Fund
AIM European Small Company Fund                       AIM Moderate Allocation Fund
AIM Financial Services Fund                           AIM Moderate Growth Allocation Fund
AIM Global Aggressive Growth Fund                     AIM Moderately Conservative Allocation Fund
AIM Global Equity Fund                                AIM Multi-Sector Fund


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


AIM Opportunities I Fund                              AIM Small Company Growth Fund
AIM Opportunities II Fund                             AIM Technology Fund
AIM Opportunities III Fund                            AIM Trimark Endeavor Fund
AIM Premier Equity Fund                               AIM Trimark Fund
AIM Real Estate Fund                                  AIM Trimark Small Companies Fund
AIM Select Equity Fund                                AIM Utilities Fund
AIM Small Cap Equity Fund                             AIM Weingarten Fund
AIM Small Cap Growth Fund


                                                                                                                  Dealer
                                                                          Investor's Sales Charge               Concession
                                                                    ---------------------------------           -----------
                                                                        As a                  As a                  As a
                                                                     Percentage            Percentage            Percentage
                                                                   of the Public           of the Net          of the Public
           Amount of Investment in                                    Offering               Amount               Offering
             Single Transaction                                         Price               Invested                Price
          ------------------------                                  ------------          -----------           ------------
                 Less than $   25,000                                  5.50%                  5.82%                 4.75%
    $ 25,000 but less than $   50,000                                  5.25                   5.54                  4.50
    $ 50,000 but less than $  100,000                                  4.75                   4.99                  4.00
    $100,000 but less than $  250,000                                  3.75                   3.90                  3.00
    $250,000 but less than $  500,000                                  3.00                   3.09                  2.50
    $500,000 but less than $1,000,000                                  2.00                   2.04                  1.60"


Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY II FUNDS" in the Statement of Additional
Information:

"CATEGORY II FUNDS

AIM High Income Municipal Fund                        AIM Intermediate Government Fund
AIM High Yield Fund                                   AIM Municipal Bond Fund
AIM Income Fund                                       AIM Total Return Bond Fund


                                                                                                                  Dealer
                                                                         Investor's Sales Charge                Concession
                                                                    ---------------------------------           -----------
                                                                        As a                  As a                  As a
                                                                     Percentage            Percentage            Percentage
                                                                   of the Public           of the Net          of the Public
           Amount of Investment in                                    Offering               Amount               Offering
              Single Transaction                                        Price               Invested                Price
          ------------------------                                  ------------          -----------           ------------
                 Less than $   50,000                                  4.75%                  4.99%                 4.00%
    $ 50,000 but less than $  100,000                                  4.00                   4.17                  3.25
    $100,000 but less than $  250,000                                  3.75                   3.90                  3.00
    $250,000 but less than $  500,000                                  2.50                   2.56                  2.00
    $500,000 but less than $1,000,000                                  2.00                   2.04                  1.60"



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